Cash and Cash Equivalents	6 Months Ended
Jun. 30, 2023
Cash And Cash Equivalents [Abstract]
Cash and cash equivalents
7. Cash and cash equivalents

	June 30, 2023	December 31, 2022

	(in thousands)
	£	£

Cash and cash equivalents	24,644	41,912

Cash and cash equivalents comprise cash at banks with deposit maturity terms of three months or less. Cash at banks earns interest at fixed or variable rates based on the terms agreed for each account.